UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Real Estate Securities Fund
Class A [FREEX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$115	1.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Real Estate Securities Fund returned 12.61%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Franklin Real Estate Securities Fund	PAGE 1	192-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	12.61	3.42	5.32
Class A (with sales charge)	6.41	2.26	4.73
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%
Franklin Real Estate Securities Fund	PAGE 2	192-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	192-ATSR-0626

Franklin Real Estate Securities Fund
Class C [FRRSX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$194	1.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Real Estate Securities Fund returned 11.76%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Franklin Real Estate Securities Fund	PAGE 1	292-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	11.76	2.64	4.53
Class C (with sales charge)	10.76	2.64	4.53
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%
Franklin Real Estate Securities Fund	PAGE 2	292-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	292-ATSR-0626

Franklin Real Estate Securities Fund
Class R6 [FSERX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$70	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Real Estate Securities Fund returned 13.12%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Franklin Real Estate Securities Fund	PAGE 1	372-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	13.12	3.90	5.80
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%
Franklin Real Estate Securities Fund	PAGE 2	372-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	372-ATSR-0626

Franklin Real Estate Securities Fund
Advisor Class [FRLAX]
Annual Shareholder Report | April 30, 2026

This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$88	0.83%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Real Estate Securities Fund returned 12.87%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Franklin Real Estate Securities Fund	PAGE 1	692-ATSR-0626

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 4/30/2016 — 4/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	12.87	3.67	5.59
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%
Franklin Real Estate Securities Fund	PAGE 2	692-ATSR-0626

WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Real Estate Securities Fund	PAGE 3	692-ATSR-0626

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending April 30, 2025 and April 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,374 in April 30, 2025 and $41,945 in April 30, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in April 30, 2025 and $0 in April 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $10,000 in April 30, 2025 and $10,000 in April 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in April 30, 2025 and $0 in April 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $377,023 in April 30, 2025 and $1,690,011 in April 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Real Estate
Securities Trust
Financial Statements and Other Important Information
Annual | April 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 8
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 19
Tax Information 20
Changes In and Disagreements with Accountants 21
Results of Meeting(s) of Shareholders 21
Remuneration Paid to Directors, Officers and Others 21
Board Approval of Management and Subadvisory Agreements 21

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.82 $16.00 $17.61 $21.91 $20.66
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.16 0.33 0.31 0.09
Net realized and unrealized gains (losses) ........... 1.70 2.62 (1.03) (3.97) 2.44
Total from investment operations .................... 1.99 2.78 (0.70) (3.66) 2.53
Less distributions from:
Net investment income .......................... (0.26) (0.41) (0.36) (0.23) (0.18)
Net realized gains ............................. (0.79) (1.55) (0.55) (0.41) (1.10)
Total distributions ............................... (1.05) (1.96) (0.91) (0.64) (1.28)
Net asset value, end of year ....................... $17.76 $16.82 $16.00 $17.61 $21.91
Total return
c
................................... 12.61% 17.71% (4.34)% (16.70)% 11.99%
Ratios to average net assets
Expenses
d
.................................... 1.08% 1.03% 1.16%
e
1.05%
e
1.11%
Net investment income ........................... 1.70% 0.89% 1.94% 1.66% 0.41%
Supplemental data
Net assets , end of year (000’s) ..................... $188,671 $198,076 $199,460 $262,766 $361,133
Portfolio turnover rate ............................ 32.25% 28.21% 17.38% 10.69% 22.14%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.31 $14.72 $16.29 $20.39 $19.37
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.15 0.02 0.19 0.15 (0.08)
Net realized and unrealized gains (losses) ........... 1.53 2.43 (0.95) (3.69) 2.29
Total from investment operations .................... 1.68 2.45 (0.76) (3.54) 2.21
Less distributions from:
Net investment income .......................... (0.19) (0.31) (0.26) (0.15) (0.09)
Net realized gains ............................. (0.79) (1.55) (0.55) (0.41) (1.10)
Total distributions ............................... (0.98) (1.86) (0.81) (0.56) (1.19)
Net asset value, end of year ....................... $16.01 $15.31 $14.72 $16.29 $20.39
Total return
c
................................... 11.76% 16.92% (5.06)% (17.38)% 11.13%
Ratios to average net assets
Expenses
d
.................................... 1.83% 1.77% 1.91%
e
1.80%
e
1.87%
Net investment income (loss) ...................... 0.95% 0.14% 1.18% 0.89% (0.38)%
Supplemental data
Net assets , end of year (000’s) ..................... $4,461 $4,789 $5,988 $9,132 $17,704
Portfolio turnover rate ............................ 32.25% 28.21% 17.38% 10.69% 22.14%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.26 $16.37 $17.99 $22.39 $21.03
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.22 0.46 0.41 0.21
Net realized and unrealized gains (losses) ........... 1.75 2.69 (1.08) (4.07) 2.49
Total from investment operations .................... 2.12 2.91 (0.62) (3.66) 2.70
Less distributions from:
Net investment income .......................... (0.33) (0.47) (0.45) (0.33) (0.24)
Net realized gains ............................. (0.79) (1.55) (0.55) (0.41) (1.10)
Total distributions ............................... (1.12) (2.02) (1.00) (0.74) (1.34)
Net asset value, end of year ....................... $18.26 $17.26 $16.37 $17.99 $22.39
Total return .................................... 13.12% 18.13% (3.83)% (16.29)% 12.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.75% 0.72% 0.62% 0.63%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.66% 0.64%
c
0.57%
c
0.60%
Net investment income ........................... 2.11% 1.23% 2.61% 2.16% 0.93%
Supplemental data
Net assets , end of year (000’s) ..................... $18,508 $21,280 $17,073 $35,251 $37,871
Portfolio turnover rate ............................ 32.25% 28.21% 17.38% 10.69% 22.14%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2026 2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.18 $16.29 $17.91 $22.29 $20.97
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.20 0.39 0.36 0.15
Net realized and unrealized gains (losses) ........... 1.73 2.69 (1.06) (4.06) 2.48
Total from investment operations .................... 2.07 2.89 (0.67) (3.70) 2.63
Less distributions from:
Net investment income .......................... (0.30) (0.45) (0.40) (0.27) (0.21)
Net realized gains ............................. (0.79) (1.55) (0.55) (0.41) (1.10)
Total distributions ............................... (1.09) (2.00) (0.95) (0.68) (1.31)
Net asset value, end of year ....................... $18.16 $17.18 $16.29 $17.91 $22.29
Total return .................................... 12.87% 18.08% (4.10)% (16.52)% 12.25%
Ratios to average net assets
Expenses
c
..................................... 0.83% 0.78% 0.91%
d
0.80%
d
0.86%
Net investment income ........................... 1.96% 1.13% 2.22% 1.91% 0.65%
Supplemental data
Net assets , end of year (000’s) ..................... $29,271 $30,506 $27,865 $40,211 $63,140
Portfolio turnover rate ............................ 32.25% 28.21% 17.38% 10.69% 22.14%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments, April 30, 2026
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.5%
Data Center REITs 13.2%
Digital Realty Trust, Inc. ................................ United States 64,294 $ 12,919,236
Equinix, Inc. ......................................... United States 17,554 19,007,998
31,927,234
Diversified REITs 2.5%
Broadstone Net Lease, Inc. .............................. United States 138,438 2,741,072
Essential Properties Realty Trust, Inc. ...................... United States 100,832 3,169,150
5,910,222
Health Care REITs 17.9%
Healthpeak Properties, Inc. .............................. United States 171,402 2,771,570
a
Janus Living, Inc. , A-1 .................................. United States 72,359 1,898,700
Sabra Health Care REIT, Inc. ............................ United States 163,969 3,387,600
Ventas, Inc. .......................................... United States 94,482 8,301,189
Welltower, Inc. ....................................... United States 122,744 26,677,181
43,036,240
Hotel & Resort REITs 1.2%
Ryman Hospitality Properties, Inc. ......................... United States 28,306 2,974,678
Industrial REITs 12.4%
EastGroup Properties, Inc. .............................. United States 24,472 4,923,766
First Industrial Realty Trust, Inc. .......................... United States 75,968 4,710,776
Prologis, Inc. ......................................... United States 116,820 16,590,777
STAG Industrial, Inc. ................................... United States 92,167 3,555,803
29,781,122
Multi-Family Residential REITs 7.9%
AvalonBay Communities, Inc. ............................ United States 52,218 9,555,894
Camden Property Trust ................................. United States 64,259 6,748,480
b
GO Residential Real Estate Investment Trust , 144A , Reg S ...... United States 75,347 764,772
Independence Realty Trust, Inc. .......................... United States 124,398 2,028,932
19,098,078
Office REITs 2.3%
Cousins Properties, Inc. ................................ United States 105,806 2,709,692
Highwoods Properties, Inc. .............................. United States 64,118 1,558,708
SL Green Realty Corp. ................................. United States 30,061 1,274,887
5,543,287
Other Specialized REITs 3.2%
Iron Mountain, Inc. .................................... United States 60,768 7,656,160
Real Estate Services 2.4%
a
CBRE Group, Inc. , A ................................... United States 40,481 5,777,853
a
Retail REITs 17.2%
Agree Realty Corp. .................................... United States 36,704 2,830,245
Brixmor Property Group, Inc. ............................. United States 160,057 4,816,115
InvenTrust Properties Corp. .............................. United States 62,787 2,016,718
Macerich Co. (The) .................................... United States 145,510 3,161,932
NETSTREIT Corp. .................................... United States 225,719 4,643,040
Realty Income Corp. ................................... United States 174,896 11,235,319
Regency Centers Corp. ................................. United States 67,337 5,242,186
Simon Property Group, Inc. .............................. United States 36,881 7,513,029
41,458,584

Franklin Real Estate Securities Trust
Schedule of Investments
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Self-Storage REITs 4.6%
CubeSmart .......................................... United States 81,387 $ 3,294,546
Extra Space Storage, Inc. ............................... United States 40,417 5,792,968
Smartstop Self Storage REIT, Inc. ......................... United States 64,558 2,032,286
11,119,800
Single-Family Residential REITs 4.7%
American Homes 4 Rent , A .............................. United States 201,541 6,417,065
Equity LifeStyle Properties, Inc. ........................... United States 78,333 4,957,696
11,374,761
Telecom Tower REITs 8.6%
American Tower Corp. .................................. United States 93,917 17,159,575
Crown Castle, Inc. ..................................... United States 40,308 3,578,544
20,738,119
Timber REITs 1.4%
Weyerhaeuser Co. .................................... United States 136,750 3,353,110
Total Common Stocks (Cost $ 145,403,599 ) .....................................
239,749,248
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
c,d
Franklin Institutional U.S. Government Money Market Fund , 3.593 % United States 1,410,951 1,410,951
Total Money Market Funds (Cost $ 1,410,951 ) ...................................
1,410,951
Total Short Term Investments (Cost $ 1,410,951 ) .................................
1,410,951
a
Total Investments (Cost $ 146,814,550 ) 100.1% ..................................
$241,160,199
Other Assets, less Liabilities (0.1) % ...........................................
(249,814)
Net Assets 100.0% ...........................................................
$240,910,385
See Abbreviations on page 18 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the value of this security was
$764,772, representing 0.3% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $188,670,827
Shares outstanding ........................................................................ 10,625,025
Net asset value per share
a ,b
.................................................................. $17.76
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $18.79
Class C:
Net assets, at value ....................................................................... $4,460,617
Shares outstanding ........................................................................ 278,648
Net asset value and maximum offering price per share
a ,b
............................................ $16.01
Class R6:
Net assets, at value ....................................................................... $18,508,363
Shares outstanding ........................................................................ 1,013,836
Net asset value and maximum offering price per share
b
............................................. $18.26
Advisor Class:
Net assets, at value ....................................................................... $29,270,578
Shares outstanding ........................................................................ 1,611,815
Net asset value and maximum offering price per share
b
............................................. $18.16
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $145,403,599
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,410,951
Value - Unaffiliated issuers .................................................................. $239,749,248
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,410,951
Cash .................................................................................... 22,876
Receivables:
Investment securities sold ................................................................... 1,265,909
Capital shares sold ........................................................................ 63,721
Dividends ............................................................................... 72,207
Total assets .......................................................................... 242,584,912
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,239,717
Capital shares redeemed ................................................................... 129,891
Management fees ......................................................................... 106,653
Distribution fees .......................................................................... 41,219
Transfer agent fees ........................................................................ 115,643
Trustees' fees and expenses ................................................................. 12
Accrued expenses and other liabilities ........................................................... 41,392
Total liabilities ......................................................................... 1,674,527
Net assets, at value ................................................................. $240,910,385
Net assets consist of:
Paid-in capital ............................................................................. $149,698,707
Total distributable earnings (losses) ............................................................. 91,211,678
Net assets, at value ................................................................. $240,910,385
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the year ended April 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Real Estate
Securities Fund
Investment income:
Dividends: (net of foreign taxes of $5,723)
Unaffiliated issuers ........................................................................ $6,682,832
Non-controlled affiliates (Note 3 f ) ............................................................. 47,521
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (5,246)
Non-controlled affiliates (Note 3 f ) ............................................................. 7,787
Total investment income ................................................................... 6,732,894
Expenses:
Management fees (Note 3 a ) ................................................................... 1,335,750
Distribution fees: (Note 3c )
Class A ................................................................................ 469,275
Class C ................................................................................ 44,441
Transfer agent fees: (Note 3e )
Class A ................................................................................ 373,388
Class C ................................................................................ 8,838
Class R6 ............................................................................... 51,342
Advisor Class ............................................................................ 58,151
Custodian fees ............................................................................ 2,376
Reports to shareholders fees .................................................................. 31,939
Registration and filing fees .................................................................... 41,813
Professional fees ........................................................................... 80,772
Trustees' fees and expenses .................................................................. 2,925
Other .................................................................................... 25,836
Total expenses ......................................................................... 2,526,846
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (47,441)
Net expenses ......................................................................... 2,479,405
Net investment income ................................................................ 4,253,489
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,602,077
Foreign currency transactions ................................................................ (77)
Net realized gain (loss) .................................................................. 9,602,000
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 14,311,812
Translation of other assets and liabilities denominated in foreign currencies .............................. 71
Net change in unrealized appreciation (depreciation) ............................................ 14,311,883
Net realized and unrealized gain (loss) ............................................................ 23,913,883
Net increase (decrease) in net assets resulting from operations .......................................... $28,167,372

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Real Estate Securities Fund
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,253,489 $2,507,280
Net realized gain (loss) ................................................. 9,602,000 25,118,280
Net change in unrealized appreciation (depreciation) ........................... 14,311,883 16,191,089
Net increase (decrease) in net assets resulting from operations ................ 28,167,372 43,816,649
Distributions to shareholders:
Class A ............................................................. (11,289,148) (22,654,414)
Class C ............................................................. (272,189) (574,077)
Class R6 ............................................................ (1,348,381) (2,078,840)
Advisor Class ........................................................ (1,781,958) (3,415,183)
Total distributions to shareholders .......................................... (14,691,676) (28,722,514)
Capital share transactions: (Note 2 )
Class A ............................................................. (19,887,196) (13,495,940)
Class C ............................................................. (541,770) (1,583,006)
Class R6 ............................................................ (3,827,206) 3,213,050
Advisor Class ........................................................ (2,959,434) 1,035,990
Total capital share transactions ............................................ (27,215,606) (10,829,906)
Net increase (decrease) in net assets ................................... (13,739,910) 4,264,229
Net assets:
Beginning of year ....................................................... 254,650,295 250,386,066
End of year ........................................................... $240,910,385 $254,650,295

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Real Estate Securities Fund
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Real Estate Securities
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities,
the Fund records ROC estimates, if any, on the ex-dividend
date and are adjusted once actual tax designations are
known.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 723,370 $12,103,248 671,222 $11,742,518
Shares issued in reinvestment of distributions .......... 682,435 10,843,562 1,322,516 21,861,633
Shares redeemed ............................... (2,559,282) (42,834,006) (2,685,066) (47,100,091)
Net increase (decrease) .......................... (1,153,477) $(19,887,196) (691,328) $(13,495,940)
Class C Shares:
Shares sold ................................... 26,788 $409,391 25,671 $410,936
Shares issued in reinvestment of distributions .......... 18,946 271,577 38,127 574,060
Shares redeemed
a
.............................. (79,956) (1,222,738) (157,603) (2,568,002)
Net increase (decrease) .......................... (34,222) $(541,770) (93,805) $(1,583,006)
Class R6 Shares:
Shares sold ................................... 408,329 $7,032,368 453,161 $8,139,916
Shares issued in reinvestment of distributions .......... 82,440 1,347,451 122,378 2,077,202
Shares redeemed ............................... (709,835) (12,207,025) (385,886) (7,004,068)
Net increase (decrease) .......................... (219,066) $(3,827,206) 189,653 $3,213,050
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2026, the gross effective investment management fee rate was 0.551% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
April 30, 2026
Year Ended
April 30, 2025
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 266,722 $4,562,738 280,617 $5,034,185
Shares issued in reinvestment of distributions .......... 80,511 1,309,400 151,198 2,552,475
Shares redeemed ............................... (511,543) (8,831,572) (365,778) (6,550,670)
Net increase (decrease) .......................... (164,310) $(2,959,434) 66,037 $1,035,990
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended April 30, 2026, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$201,943 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended April 30, 2026, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,110
CDSC retained .............................................................................. $421
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until August 31, 2026.
4. Income Taxes
The tax character of distributions paid during the years ended April 30, 2026 and 2025, was as follows:
At April 30, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $1,190,280 $37,196,550 $(36,975,879) $— $— $1,410,951 1,410,951 $47,521
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $— $8,783,000 $(8,783,000) $— $— $— — $7,787
Total Affiliated Securities ... $1,190,280 $45,979,550 $(45,758,879) $— $— $1,410,951 $55,308
2026 2025
Distributions paid from:
Ordinary income .......................................................... $4,643,554 $6,521,990
Long term capital gain ...................................................... 10,048,122 22,200,524
$14,691,676 $28,722,514
Cost of investments .......................................................................... $153,135,071
Unrealized appreciation ........................................................................ $97,858,424
Unrealized depreciation ........................................................................ (9,833,296)
Net unrealized appreciation (depreciation) .......................................................... $88,025,128
Distributable earnings:
Undistributed ordinary income ................................................................... $465,273
Undistributed long term capital gains .............................................................. 2,721,274
Total distributable earnings ..................................................................... $3,186,547
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2026, aggregated
$77,835,834 and $113,728,153, respectively.
6. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2026, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At April 30, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
4. Income Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT
Real Estate Investment Trust

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Real Estate Securities Trust and Shareholders of Franklin Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Real
Estate Securities Fund (the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30,
2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
June 17, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Real Estate Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2026:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $9,865,185
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,997
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $123,366
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $855,415
Qualified Business Income Dividends Earned §199A $3,930,120

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4192-AFSOI 06/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Real Estate Securities Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 25, 2026